     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999

                                                       REGISTRATION NO. 33-11023
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER

                               THE SECURITIES ACT OF 1933       /X/

                              PRE-EFFECTIVE AMENDMENT NO.       / /

                            POST-EFFECTIVE AMENDMENT NO. 20     /X/

                                         AND/OR
                                 REGISTRATION STATEMENT
                                         UNDER
                           THE INVESTMENT COMPANY ACT OF 1940   /X/

                                    AMENDMENT NO. 21

                            ------------------------

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                           (Exact name of registrant)

                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                              (Name of depositor)

                    320 PARK AVENUE NEW YORK, NEW YORK 10022
     (Address of Depositor's Principal Executive Office including zip code)

       Depositor's telephone number, including area code: (212) 224-1600

                             PATRICK A. BURNS, ESQ.
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022
                    (Name and address of agent for service)

                            ------------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                            ------------------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on (date) pursuant to paragraph (b) of Rule 485
/X/ 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS-REFERENCE SHEET
                   (FILE NO. 33-11023, THRIFT PLAN CONTRACTS)
--------------------------------------------------------------------------------

                              FORM N-4 ITEM                                       PROSPECTUS CAPTION
           ----------------------------------------------------  ----------------------------------------------------
PART A
       1.  Cover Page..........................................  Cover Page
       2.  Definitions.........................................  Definitions We Use in this Prospectus
       3.  Synopsis............................................  Table of Annual Expenses
       4.  Condensed Financial Information.....................  Appendix A: Unit Value Information for the Separate
                                                                   Account Funds; Performance Information for the
                                                                   Separate Account Funds
       5.  General Description of Registrant, Depositor, and
             Portfolio Companies...............................  About Mutual of America and the Separate Account;
                                                                   Underlying Funds Invested in by Our Separate
                                                                   Accounts; Your Voting Rights for Meetings of the
                                                                   Underlying Funds; Administrative Matters
       6.  Deductions..........................................  Table of Annual Expenses; Charges You or Your
                                                                   Employer Will Pay
       7.  General Description of Variable Annuity Contracts...  Who May Purchase a Contract and Make Contributions;
                                                                   Your Account Balance in the Separate Account
                                                                   Funds; Our General Account
       8.  Annuity Period......................................  You May Obtain an Annuity with Your Account Balance
       9.  Death Benefit.......................................  Our Payment of Account Balance to You or a
                                                                   Beneficiary--Death Benefit Prior to Annuity
                                                                   Commencement Date
      10.  Purchases and Contract Value........................  Who May Purchase a Contract and Make Contributions;
                                                                   Your Account Balance in the Separate Account
                                                                   Funds; Our General Account
      11.  Redemptions.........................................  Your Account Balance in the Separate Account Funds;
                                                                   Our Payment of Account Balance to You or a
                                                                   Beneficiary; How to Contact Us and Give Us
                                                                   Instructions
      12.  Taxes...............................................  Federal Tax Information for Participants
      13.  Legal Proceedings...................................  N/A (see Statement of Additional Information)
      14.  Table of Contents of the Statement of Additional
             Information.......................................  Our Statement of Additional Information


PART B                                                               STATEMENT OF ADDITIONAL INFORMATION CAPTION
                                                                 ----------------------------------------------------
      15.  Cover Page..........................................  Cover Page
      16.  Table of Contents...................................  Table of Contents
      17.  General Information and History.....................  N/A
      18.  Services............................................  N/A
      19.  Purchases of Securities Being Offered...............  Distribution of the Contracts
      20.  Underwriters........................................  Distribution of the Contracts
      21.  Calculation of Performance Data.....................  Yield and Performance Information
      22.  Annuity Payments....................................  N/A
      23.  Financial Statements................................  Financial Statements

PROSPECTUS
--------------------------------------------------------------------------------

                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                FOR THRIFT PLANS
                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                   320 Park Avenue, New York, New York 10022
                                  Through its
                             SEPARATE ACCOUNT NO. 2
     ---------------------------------------------------------------------

THE CONTRACTS--We offer a group variable accumulation annuity contract (CONTRACT) for use by thrift plans or arrangements (PLANS) of employers in the not-for-profit field (or their associations or trusts). A Plan must:

    - be qualified under Section 401(a), including 401(k), of the Internal Revenue Code, or

    - meet the requirements of Section 403(b) of the Internal Revenue Code.

PARTICIPANTS--A PARTICIPANT or YOU means a participating employee under a Contract.

CONTRIBUTIONS--You make Contributions to your Account Balance, and your employer may make Contributions on your behalf, depending on the Plan. Contributions are in the amounts and at the frequency you choose, subject to restrictions in the Plan and under tax Federal law provisions.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Balance to provide fixed monthly Annuity Payments that begin at a future date you select.

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE--You may allocate your Account Balance to any of the Funds of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Balance among the available Investment Alternatives at any time, without charge. The Separate Account Funds invest in similarly named funds or portfolios of mutual funds (the UNDERLYING FUNDS), which currently are:

    - MUTUAL OF AMERICA INVESTMENT CORPORATION: Equity Index, All America, Mid-Cap Equity Index, Aggressive Equity, Composite, Bond, Mid-Term Bond, Short-Term Bond and Money Market Funds;

    - SCUDDER VARIABLE LIFE INVESTMENT FUND: Capital Growth, Bond and International Portfolios;

    - FIDELITY INVESTMENTS-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS
      FUNDS: Equity-Income Portfolio of the Variable Insurance Products Fund, and Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II;

    - CALVERT SOCIAL BALANCED PORTFOLIO of Calvert Variable Series, Inc.;
      and

    - AMERICAN CENTURY VP CAPITAL APPRECIATION FUND of American Century Investment Management, Inc.

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SEPARATE ACCOUNT
FUND. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Separate Account Fund. The Underlying Funds, and therefore the Separate Account Funds, will have varying investment returns and performance.

We pay a fixed rate of interest on your Account Balance in the General Account, and we change the rate from time to time. This Prospectus describes the Separate Account Fund Investment Alternatives. There is a brief description of the General Account under "Our General Account".

STATEMENT OF ADDITIONAL INFORMATION--You may obtain at no charge a Statement of Additional Information (an SAI), dated May 1, 1999, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-212-224-1600. We have filed the SAI with the Securities and Exchange Commission and incorporate it into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review.

PROSPECTUSES--You should read this Prospectus before you purchase a Contract or elect to become a Participant, and you should keep it for future reference. This Prospectus is not valid unless the prospectuses of the Underlying Funds, which you also should read, are attached to it.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

DATED: MAY 1, 1999

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                              Page
                                                                         ---------
TABLE OF ANNUAL EXPENSES...............................................          1
SUMMARY OF INFORMATION IN THIS PROSPECTUS..............................          3
ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT.......................          7
UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT...................          8
CHARGES YOU OR YOUR EMPLOYER WILL PAY..................................         12
    Administrative Charges.............................................         12
    Distribution Expense Charge........................................         12
    Mortality and Expense Risk Charges.................................         13
    Employer Charges...................................................         13
    Expenses of the Underlying Funds...................................         13
WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS.....................         14
    Purchase of a Contract; Participation..............................         14
    Payment of Contributions...........................................         14
    Limits on Contributions............................................         15
    Allocation of Contributions........................................         15
YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS.....................         16
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY.................         17
    Your Right to Transfer Among Investment Alternatives...............         17
    Your Right to Make Withdrawals, including by Specified Payments....         17
    How to Tell Us an Amount to Transfer or Withdraw...................         18
    Loans..............................................................         18
    Death Benefit Prior to Annuity Commencement Date...................         19
    Discontinuance of a Contract.......................................         19
    When We May Postpone Payments......................................         20
YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE....................         21
    Amount of Annuity Payments.........................................         21
    Annuity Commencement Date..........................................         21
    Available Forms of Annuity.........................................         21
    Death Benefit After Annuity Commencement Date......................         22
    Lump Sum for Small Annuity Payments................................         22
OUR GENERAL ACCOUNT....................................................         23
HOW TO CONTACT US AND GIVE US INSTRUCTIONS.............................         24
ADMINISTRATIVE MATTERS.................................................         25
    Year 2000 Compliance...............................................         25
    Confirmation Statements to Participants............................         25
    Designation of Beneficiary.........................................         25
    Certain Administrative Provisions..................................         26
    Participation in Divisible Surplus.................................         26
FEDERAL TAX INFORMATION FOR PARTICIPANTS...............................         27
YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS................         31
PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS.................         31
FUNDING AND OTHER CHANGES WE MAY MAKE..................................         32
DEFINITIONS WE USE IN THIS PROSPECTUS..................................         33
OUR STATEMENT OF ADDITIONAL INFORMATION................................         35
APPENDIX A: UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS......         37

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. A PROSPECTIVE PURCHASER WHO RECEIVES UNAUTHORIZED INFORMATION OR REPRESENTATIONS MUST NOT RELY ON THEM TO MAKE ANY PURCHASE DECISION.

                            TABLE OF ANNUAL EXPENSES
--------------------------------------------------------------------------------

      The first part of the table below shows the expenses of the Separate Account Funds during 1998 and the second part shows the expenses of the Underlying Funds during 1998, except that we have estimated the expenses of the Mid-Cap Equity Index Fund because it began operations on May 1, 1999.

                                              INVESTMENT COMPANY
                                -----------------------------------------------
                                             ALL
                                          AMERICA,
                                         COMPOSITE,
                                            BOND,       MID-CAP                           FIDELITY
                                          MID-TERM       EQUITY                   -------------------------
                                          BOND, AND    INDEX AND
                                MONEY    SHORT-TERM      EQUITY     AGGRESSIVE    VIP EQUITY-     VIP II
                                MARKET      BOND         INDEX        EQUITY        INCOME      CONTRAFUND
                                ------   -----------   ----------   -----------   -----------   -----------
PARTICIPANT TRANSACTION
  EXPENSES
  Sales Load or Deferred Sales
    Load......................    None         None         None          None           None         None
  Surrender or Exchange
    Fees......................    None         None         None          None           None         None
ANNUAL CONTRACT FEE(1)........  $   24   $       24    $      24    $       24    $        24   $       24
                                ------   -----------   ----------   -----------   -----------   -----------
                                ------   -----------   ----------   -----------   -----------   -----------
SEPARATE ACCOUNT ANNUAL
  EXPENSES
  (as a percentage of average
    Account Balance)
  Mortality and Expense Risk
    Fees......................    .50%         .50%         .50%          .50%           .50%         .50%
                                ------   -----------   ----------   -----------   -----------   -----------
  Account Fees and Expenses
    Administrative Charges
      (after
      reimbursement)(2).......    .40%         .40%         .40%          .40%           .30%         .30%
    Distribution Expense
      Charge..................     .35          .35          .35           .35            .35          .35
                                ------   -----------   ----------   -----------   -----------   -----------
    Total Account Fees and
      Expenses................     .75          .75          .75           .75            .65          .65
                                ------   -----------   ----------   -----------   -----------   -----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES..................   1.25%        1.25%        1.25%         1.25%          1.15%        1.15%
                                ------   -----------   ----------   -----------   -----------   -----------
                                ------   -----------   ----------   -----------   -----------   -----------
UNDERLYING FUND ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)(3)
  Management Fees.............    .25%         .50%        .125%          .85%           .49%         .59%
  Other Expenses (after
    reimbursement)(3).........    None         None         None          None            .09          .11
                                ------   -----------   ----------   -----------   -----------   -----------
  TOTAL UNDERLYING FUND
    EXPENSES..................    .25%         .50%        .125%          .85%           .58%(4)       .70%(4)
                                ------   -----------   ----------   -----------   -----------   -----------
                                ------   -----------   ----------   -----------   -----------   -----------


                                                              SCUDDER                    AMERICAN
                                  VIP II      ---------------------------------------   CENTURY VP      CALVERT
                                   ASSET        CAPITAL                                   CAPITAL       SOCIAL
                                  MANAGER       GROWTH         BOND       INTERNATIONAL APPRECIATION   BALANCED
                                -----------   -----------   -----------   -----------   -----------   -----------
PARTICIPANT TRANSACTION
  EXPENSES
  Sales Load or Deferred Sales
    Load......................        None           None          None         None          None          None
  Surrender or Exchange
    Fees......................        None           None          None         None          None          None
ANNUAL CONTRACT FEE(1)........  $       24    $        24   $        24   $       24    $       24    $       24
                                -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------
SEPARATE ACCOUNT ANNUAL
  EXPENSES
  (as a percentage of average
    Account Balance)
  Mortality and Expense Risk
    Fees......................        .50%           .50%          .50%         .50%          .50%          .50%
                                -----------   -----------   -----------   -----------   -----------   -----------
  Account Fees and Expenses
    Administrative Charges
      (after
      reimbursement)(2).......        .30%           .40%          .40%         .40%          .20%          .40%
    Distribution Expense
      Charge..................         .35            .35           .35          .35           .35           .35
                                -----------   -----------   -----------   -----------   -----------   -----------
    Total Account Fees and
      Expenses................         .65            .75           .75          .75           .55           .75
                                -----------   -----------   -----------   -----------   -----------   -----------
  TOTAL SEPARATE ACCOUNT
    EXPENSES..................       1.15%          1.25%         1.25%        1.25%         1.05%         1.25%
                                -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------
UNDERLYING FUND ANNUAL
  EXPENSES
  (as a percentage of average
    net assets)(3)
  Management Fees.............        .54%           .47%          .48%         .83%         1.00%          .69%
  Other Expenses (after
    reimbursement)(3).........        .10%            .04           .14          .17          None           .12
                                -----------   -----------   -----------   -----------   -----------   -----------
  TOTAL UNDERLYING FUND
    EXPENSES..................        .64%(4)        .51%          .62%        1.00%         1.00%           81%(5)
                                -----------   -----------   -----------   -----------   -----------   -----------
                                -----------   -----------   -----------   -----------   -----------   -----------

       --------------------------------------------

       (1) You pay a monthly amount of $2.00, or 1/12 of 1% of your Account Balance for the month if that amount would be less than $2.00. The above table reflects for each Separate Account Fund the full monthly charge, as though you had allocated your entire Account Balance only to that Fund. Your Employer may elect to pay the monthly charge, in which case we will not deduct the charge from your Account Balances. Your Employer must pay a monthly contract charge, which ranges up to $100 per group contract, and a monthly Participant charge of up to $4.00 per Participant. We waive the monthly Participant charge and the monthly Employer charges in some circumstances. SEE "Charges You or Your Employer Will Pay".

       (2) The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to .20% for administrative expenses, and the transfer agent and distributor for the Fidelity Portfolios reimburse us at an annual rate of .10% for certain services we provide. The administrative expense for the corresponding Separate Account Funds would be .40% if the reimbursement arrangements ended. SEE "Charges You or Your Employer Will Pay--Administrative Charges".

       (3) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The prospectuses of the Underlying Funds more fully describe the Funds' management fees and other expenses.

       (4) A portion of the brokerage commissions that these Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances reduces custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for 1998 would have been .57%, .66% and .63%, respectively.

       (5) Total Expenses are based on expenses for fiscal year 1998 and have been restated to reflect an increase in transfer agency
        expenses of   % expected to be incurred in 1999. Management fees
        may be adjusted based on performance by the Portfolio's advisers, which could cause the fee to be as high as .85% or as low as .55%, depending on performance. The Portfolio indirectly pays
        expenses of   %, and the Portfolio's total operating expenses for
        1998 would have been . % with reductions to reflect fees paid indirectly.

EXAMPLES
--------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance at the end of the applicable time period.

                                                                                   1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                                                 -----------  -----------  -----------  -----------
EXAMPLE FOR INVESTMENT COMPANY EQUITY INDEX AND MID-CAP EQUITY INDEX FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR INVESTMENT COMPANY ALL AMERICA, BOND, SHORT-TERM BOND, MID-TERM
 BOND AND COMPOSITE FUNDS
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR INVESTMENT COMPANY AGGRESSIVE EQUITY FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR INVESTMENT COMPANY MONEY MARKET FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR SCUDDER CAPITAL GROWTH FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR SCUDDER BOND FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR SCUDDER INTERNATIONAL FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR FIDELITY VIP EQUITY-INCOME FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR FIDELITY VIP II CONTRAFUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR FIDELITY VIP II ASSET MANAGER FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR CALVERT SOCIAL BALANCED FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......
EXAMPLE FOR AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:......

These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. The examples reflect the expenses of the Separate Account, as well as those of the Underlying Funds, as they were for the year ended December 31, 1998, except that the expenses of the Mid-Cap Equity Index Fund are estimated because the Fund began operations on May 1, 1999.

ACTUAL EXPENSES FOR PERIODS AFTER 1998 MAY BE GREATER OR LESS THAN THE EXPENSES ON WHICH WE BASED THE EXAMPLES. We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate is not an estimate or guarantee of the Separate Account Funds' future investment performance. Each example also
assumed an annual contract fee of $      per $1,000 of value in the Separate
Account Fund, based on an average Account Balance of $      .

ACCUMULATION UNIT VALUES FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time (other than for the Mid-Cap Equity Index Fund, which commenced operations on May 1, 1999), you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds.

                   SUMMARY OF INFORMATION IN THIS PROSPECTUS
--------------------------------------------------------------------------------

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations.

CONTRACTS WE OFFER
--------------------------------------------------------------------------------

We offer group variable accumulation annuity contracts to assist with retirement and long-term financial planning by not-for-profit organizations and their employees. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS -- PURCHASE OF A CONTRACT; PARTICIPATION." The types of thrift plans or arrangements for which we will issue a Contract are:

1. TAX DEFERRED ANNUITY THRIFT PLAN (CALLED A TDA THRIFT PLAN OR A 403(b) THRIFT PLAN).
We issue Contracts for Employers to fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Code Section 501(c)(3) or an eligible public school or college, or an association that represents that type of tax-exempt organization or eligible public school or college or its employees.

Under a 403(b) Thrift Plan Contract, you ordinarily make Contributions through a voluntary salary reduction arrangement, where your Contributions are "pre-tax". Your Employer usually matches all or part of these Contributions, under a fixed matching formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer may make non-matched Contributions, and a formula set forth in the Plan will determine how those Contributions are allocated to Participants. For Federal income tax purposes, you may exclude Contributions from gross income within the limits provided under Section 403(b). Some Plans permit only Employer Contributions.

2.  401(a) OR 401(k) THRIFT PLAN (CALLED A 401(a) OR 401(k) THRIFT PLAN).
We issue Contracts to fund annuity benefits under retirement plans that qualify for special Federal income tax treatment under Section 401(a) of the Code, including plans that are subject to the special requirements of Code Section 401(k) and "SIMPLE" plans under Section 401(k)(11). A Contractholder typically is an Employer that has adopted a 401(a) or 401(k) Thrift Plan, although the Contractholder may be the trustees of the Plan if a Plan provides for a trust.

Depending on the type of 401(a) Plan, you make Contributions:

   - through a voluntary payroll deduction arrangement with the Employer, where the Contributions are "after-tax", meaning you may not deduct or exclude them from your gross income, or

   - through a salary reduction agreement with the Employer, where the Contributions are "pre-tax", meaning you may exclude them from your gross income within the limits of Code Section 401(k).

The Employer generally matches all or a portion of your Contributions, under a specific matching Contribution formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer also may specify or annually declare a non-matched amount to be allocated among Participants under a specific formula set forth in the Plan.

We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.

CONTRIBUTIONS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Your Contributions and your Employer's Contributions on your behalf may be in the amounts and made at the times a Plan permits or requires. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period.

MINIMUM REQUIRED. Your Plan may require that your Contributions total $200 or more each year.

LIMITS ON AMOUNTS. The maximum annual Contributions are the amounts permitted under the Code for the type of Plan or arrangements funded by the Contract. REFER TO "WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS--PAYMENT OF CONTRIBUTIONS" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

INVESTMENT ALTERNATIVES FOR YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

You may allocate Contributions among the General Account and one or more of the Separate Account Funds (unless your Plan restricts nonvested amounts in your Account Balance to the General Account). At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Balance among the available Investment Alternatives.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance allocated to our General Account, at an effective annual rate of at least 3%. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. REFER TO "OUR GENERAL ACCOUNT" FOR A BRIEF DESCRIPTION OF THE GENERAL ACCOUNT.

THE SEPARATE ACCOUNT. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a "variable option", because you have the investment risk that your Account Balance in the Fund will increase or decrease based on the investment performance of the Underlying Fund. The Mid-Cap Equity Index Fund will be available to you following approval by your State's insurance department.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Separate Account Funds currently invest in seventeen Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds Invested in by Our Separate Account" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds that are attached to this Prospectus.

CHARGES UNDER THE CONTRACTS
--------------------------------------------------------------------------------

We deduct several charges from the net assets of each Separate Account Fund. REFER TO "CHARGES YOU OR YOUR EMPLOYER WILL PAY". The charges include:

   - an administrative expense charge at an annual rate of 0.40% (except that currently the annual rate for the American Century VP Capital Appreciation Fund is 0.20% and the annual rate for the Funds that invest in the Fidelity Portfolios is 0.30%);

   - a charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and

   - a charge at an annual rate of 0.50% for assuming certain mortality and expense risks under the Contracts.

We also deduct from your Account Balance a monthly administrative expense charge. The charge is $2.00 if you have an Account Balance of $2,400 or more during the month, or 1/12 of 1% of the Account Balance (which will be less than $2.00) if your Account Balance is less than $2,400 in any month. If your Employer uses our Hotline system, we waive this charge each month your Employer's total Contract assets are $5 million or more or there are at least 500 Participants. REFER TO "CHARGES YOU OR YOUR EMPLOYER WILL PAY--ADMINISTRATIVE CHARGES".

RESERVATION OF RIGHTS. We reserve the right to increase or decrease the administrative expense charge, the monthly administrative charge and the expense risk charge within the limits imposed under the Contracts, and the right to deduct from Contributions any applicable State premium taxes. State insurance provisions or federal securities laws may limit the amount of any additional charges that we may impose.

EXPENSES OF THE UNDERLYING FUNDS. A Separate Account Fund's value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the attached prospectuses of the Underlying Funds for a complete description of their fees and expenses.

EMPLOYER CHARGES
--------------------------------------------------------------------------------

We charge an Employer a monthly fee of $100 for administrative expenses we incur for certain Plan-related services, with an additional monthly fee of $50 for each set of separate records we maintain for affiliated Employers at different locations. We also charge an Employer a monthly fee for each active Participant under the Contract. The maximum fee is $4.00 per Participant, and we reduce the fee for Employers with larger numbers of Participants. We do not charge a monthly Participant fee if an Employer has more than 200 Active Participants.

We waive the monthly Employer charges and the monthly active Participant charges if:

   - an Employer elects to use a modified services arrangement under a Contract (which excludes certain Plan-related services); or

   - the Employer's total Contract assets for the month are greater than $1 million and the Employer uses our Hotline system.

We charge an Employer when a Participant who ends employment was partially vested in your Account Balance. We will not charge for more than 50 Participants in a calendar year, and we limit the charge to the lesser of $50 and the amount of the nonvested Account Balance.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE
--------------------------------------------------------------------------------

During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Investment Alternatives, unless your Plan limits transfers or restricts Contributions to only the General Account. If you have a loan under a Plan, we restrict your transfer or withdrawal from the General Account of the loan collateral amount. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY-- YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES".

During the Accumulation Period, you may withdraw all or a portion of your Account Balance under the circumstances set forth in the Code and the Plan. You generally may not withdraw Account Balance until you have reached the age of 59 1/2 or terminated employment with the Employer. If you are married, you may need the consent of your Eligible Spouse in order to make a withdrawal. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING SPECIFIED PAYMENTS".

Under our Specified Payments Option, if you are eligible to make withdrawals you may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. You must be age 59 1/2 or older, or have terminated employment after first reaching age 55, to elect this Option.

You may have taxable income upon any withdrawal of your Account Balance. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals may be subject to a 10% tax penalty, unless you have reached the age of 59 1/2, are disabled or in certain other circumstances. REFER TO "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

The Code imposes minimum distribution requirements for the Contracts, when you reach a certain age or in some other circumstances. You may be required to make withdrawals of Account Balance, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

We currently do not assess a charge for transfers or withdrawals under the Contracts. We reserve the right to impose a charge for transfers or withdrawals in the future.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

IN WRITING. You may give instructions in writing on our forms to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Balance among Investment Alternatives or to make withdrawals of Account Balance. Certain withdrawals require the written consent of the Eligible Spouse. REFER TO "HOW TO CONTRACT US AND GIVE US INSTRUCTIONS".

BY TELEPHONE. Using the Personal Identification Number (PIN) we have assigned, you may call us at 1-800-468-3785 to obtain information about your Account Balance, to change the allocations among Investment Alternatives for future Contributions and to transfer your Account Balance among Investment Alternatives. REFER TO "HOW TO CONTACT US AND GIVE US INSTRUCTIONS".

OUR HOME OFFICE, PROCESSING CENTER AND REGIONAL OFFICES. The address for our Financial Transaction Processing Center is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. Our home office address is 320 Park Avenue, New York, New York 10022, attention Eldon Wonacott, Senior Vice President. You may check the address of the Regional Office that provides services for your Contract by calling 1-800-468-3785 or by visiting our Website at www.mutualofamerica.com.

CONFIRMATION STATEMENTS. We will send you confirmation statements (which may be part of your quarterly statements) for your allocation changes and for Contributions by you or by your employer on your behalf, transfers of Account Balance and withdrawals of Account Balance. You must promptly notify us of any error in a confirmation statement or you will give up your right.

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

If you were to die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you have an Eligible Spouse, your Eligible Spouse will be the Beneficiary unless the spouse has consented in writing to the designation of another Beneficiary.

The amount of the death benefit will be your Account Balance as of the date we receive proof of death and the election of the Beneficiary(ies) designating how we should pay the death benefit. The Beneficiary will select the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. REFER TO "OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY--DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE" AND "FEDERAL TAX INFORMATION FOR PARTICIPANTS".

ANNUITY COMMENCEMENT DATE AND AMOUNT OF MONTHLY PAYMENT
--------------------------------------------------------------------------------

You may select the Annuity Commencement Date. You must have reached the age of 55 to begin receiving Annuity Payments, unless the Annuity Payments are under a Qualified Joint and Survivor Annuity form when the Participant's Eligible Spouse is the Joint Annuitant. The Annuity Payments will be the same amount every month and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity selected, will never be less favorable for an Annuitant than the guaranteed rate in the Contract. REFER TO "YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE".

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. You will be the Annuitant and may name another person as the joint Annuitant. If you were to die (and the joint Annuitant dies, if the form is a joint and survivor annuity) before the minimum period has ended, the Beneficiary will receive any remaining Annuity Payments due. A life annuity protects you from outliving the time period for receiving monthly payments, because the payments continue for your life.

You may select the annuity form when you designate the Annuity Commencement Date. If you are married, you and your Eligible Spouse will receive a joint and survivor annuity, unless your spouse consents in writing to another form of annuity. Refer to "You May Obtain an Annuity with Your Account
Balance--Available Forms of Annuity".

                ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We are a mutual life insurance company organized under the laws of the State of New York. We are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

We provide group and individual annuities and related services for the pension, retirement, and long-range savings needs of non-profit, social welfare, charitable, religious, educational and government organizations and their employees. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 1998, we had total assets, on a consolidated basis, of approximately $10.1 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and also are registered as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best & Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the Securities and Exchange Commission (COMMISSION) as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund's net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State.

OTHER VARIABLE ANNUITY CONTRACTS WE ISSUE
--------------------------------------------------------------------------------

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

              UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

You will find more detailed information about the Underlying Funds in their current prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Equity Index Fund is to provide investment results that correspond to the extent practical to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Index of 500 Stocks (the S&P 500 INDEX*).

ALL AMERICA FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the All America Fund is to outperform the S&P 500 Index. The objective for approximately 60% of the assets of the All America Fund (the INDEXED ASSETS) is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

The investment objective for the remaining approximately 40% of the assets (the ACTIVE ASSETS) is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments.

MID-CAP EQUITY INDEX FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Mid-Cap Equity Index Fund is to provide investment results that correspond to the extent practical to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P MidCap 400 Index*.

AGGRESSIVE EQUITY FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Aggressive Equity Fund is capital growth, by investing approximately 50% of its assets in companies believed to possess above-average growth potential and approximately 50% of its assets in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential. In utilizing the investment styles of growth and value stock selection, the Adviser anticipates that the percentage of the Fund's assets in either category will range between 40% and 60%.

COMPOSITE FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly-traded common stocks, publicly-traded debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.

------------------------
* "S&P", "S&P 500" and "S&P MidCap 400" are trademarks of Standard & Poor's Corporation. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation.

BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities. The Bond Fund may invest to a limited extent in lower-rated or unrated securities.

MID-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Mid-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Mid-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities, that produce a portfolio with an average maturity of three to seven years.

SHORT-TERM BOND FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The primary investment objective of the Short-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.

The Short-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, notes, debentures and mortgage-backed securities, that will produce a portfolio with an average maturity of one to three years.

MONEY MARKET FUND OF THE INVESTMENT COMPANY
--------------------------------------------------------------------------------

The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital.

The Money Market Fund invests only in money market instruments and other short-term securities. NEITHER THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER AGENCY OF THE U.S. GOVERNMENT INSURES OR GUARANTEES THE SEPARATE ACCOUNT'S INVESTMENT IN SHARES OF THE MONEY MARKET FUND.

SCUDDER CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of Scudder Capital Growth Portfolio is to maximize long-term capital growth through a broad and flexible investment program.

The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 25% of its assets in short-term debt instruments, depending on market and economic conditions.

SCUDDER BOND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder Bond Portfolio is to invest for a high level of income consistent with a high quality portfolio of debt securities.

To attempt to achieve its objective, the Portfolio invests principally in investment grade bonds, including those issued by the U.S. Government and its agencies and by corporations, and other notes and bonds paying high current income. The Portfolio may invest up to 20% of its assets in non-investment grade debt securities.

SCUDDER INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Scudder International Portfolio is long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Portfolio invests primarily in equity securities of established companies that do business primarily outside the United States and that are listed on foreign exchanges. In the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.

FIDELITY VIP EQUITY-INCOME PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Equity-Income Portfolio is reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP II CONTRAFUND PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Contrafund Portfolio is capital growth. It seeks to increase the value of an investment in the Portfolio over the long term by investing mainly in securities of companies that are undervalued or out-of-favor. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of the Asset Manager Portfolio is high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

The Portfolio's adviser normally allocates the Portfolio's assets among the three asset classes within the following investment parameters: 0-50% in short-term/money market instruments; 20-60% in bonds; and 30-70% in stocks. The expected "neutral mix", which the Portfolio's adviser would expect over the long term, is 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

CALVERT SOCIAL BALANCED PORTFOLIO
--------------------------------------------------------------------------------

The investment objective of Calvert Social Balanced Portfolio is to achieve a total return above the rate of inflation through an actively managed non-diversified portfolio of common and preferred stocks, bonds and money market instruments that offer income and capital growth opportunity and that satisfy the social concern criteria established for the Portfolio.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

The investment objective of the American Century VP Capital Appreciation Fund is capital growth by investing primarily in common stocks (including securities convertible into common stock) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's manager, better-than-average prospects for appreciation.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

MUTUAL OF AMERICA INVESTMENT CORPORATION: The Investment Company receives investment advice from Mutual of America Capital Management Corporation (the ADVISER), an indirect wholly-owned subsidiary of Mutual of America. For the Active Assets of the All America Fund, the Adviser has entered into subadvisory agreements with Palley-Needelman Asset Management, Inc., Oak Associates, Ltd. and Fred Alger Management, Inc. Each of these subadvisers provides investment advice for approximately 10% of the net assets of the All America Fund.

SCUDDER VARIABLE LIFE INVESTMENT FUND: The Scudder Capital Growth, Bond and International Portfolios receive investment advice from Scudder Kemper Investments, Inc.

FIDELITY PORTFOLIOS: The Equity-Income Portfolio, Contrafund Portfolio and Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company.

CALVERT SOCIAL BALANCED PORTFOLIO: The Portfolio receives investment advice from Calvert Asset Management Company, Inc., which has entered into a subadvisory agreement with NCM Capital Management Group, Inc. for the equity portion of the Portfolio.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND: The Fund receives investment advice from American Century Investment Management, Inc.

SHARED FUND ARRANGEMENTS. Shares of the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio (together, the SHARED FUNDS) currently are available to the separate accounts of a number of insurance companies. The Board of Directors (or Trustees) of each Shared Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Shared Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

                     CHARGES YOU OR YOUR EMPLOYER WILL PAY
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES
--------------------------------------------------------------------------------

We perform all administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the net asset value of the Separate Account Funds.

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or a Plan. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.

SEPARATE ACCOUNT CHARGE. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses.

   - For each Fund, the charge is at an annual rate of 0.40%, except that we reduce the charge to the extent we receive a reimbursement for administrative expenses from an Underlying Fund's service provider.

   - For the Separate Account Fund that invests in the American Century VP Capital Appreciation Fund, the annual rate currently is 0.20%, because the adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses.

   - For the Funds that invest in the Fidelity Portfolios, the annual rate currently is 0.30%, because the transfer agent and distributor for the Fidelity Portfolios reimburse us at an aggregate annual rate of 0.10% for administrative expenses.

PARTICIPANT CHARGE. We make an additional deduction for administrative expenses each month, on a Valuation Day that is administratively convenient, from each Participant's Account Balance, unless the Employer has elected to pay this charge on behalf of its Participants. The monthly charge is the LESSER of:

   - $2.00 per month, and

   - 1/12 of 1.00% of your Account Balance, which will apply if your Account Balance for the month is less than $2,400.

We waive your Participant charge for a month if:

   - you are paying the monthly charge under another 403(b) or Tax Deferred Annuity account with us, or

   - your Employer uses our Hotline System and during that month the Employer's Contract assets were $5 million or more or there were 500 or more active Participants in the Plan.

We deduct the monthly charge from your Account Balance allocated to the General Account, if any. If you do not have any Account Balance in the General Account, we will deduct the charge from your Account Balance allocated to one or more of the Separate Account Funds, in a prescribed order we have established. (You should refer to the Statement of Additional Information for the order of the Funds.)

DISTRIBUTION EXPENSE CHARGE
--------------------------------------------------------------------------------

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

We deduct, on each Valuation Day, from the net assets in each Fund of the Separate Account a charge at an annual rate of .35% to cover anticipated distribution expenses. The aggregate amount of this charge during your Accumulation Period may not be more than 9% of your total Contributions.

MORTALITY AND EXPENSE RISK CHARGES
--------------------------------------------------------------------------------

We have certain mortality and expense risks under the Contracts. The mortality risk we assume arises from our guarantee to make Annuity Payments in accordance with the annuity tables provided in a Contract, regardless of how long an Annuitant lives or of any improvement in life expectancy generally. Our mortality risk is that Annuitants as a class will live longer than we had estimated actuarially, and as a result we make Annuity Payments for longer than we had anticipated. This assumption of risk by us relieves Participants (Annuitants) of the risk that they will outlive the funds that they have accumulated for their retirement.

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.

On each Valuation Day:

   - for assuming the mortality risks we make a deduction at an annual rate of 0.35% of the net assets in each Fund, and

   - for assuming the expense risks we make a deduction at an annual rate of 0.15% of the net assets in each Fund.

We guarantee that we will not increase the mortality risk charge during the life of a Contract, and we have the right to increase the expense risk charge, subject to any limitations in a Plan or the Contract.

EMPLOYER CHARGES
--------------------------------------------------------------------------------

MONTHLY CHARGE. We charge an Employer a $100 per month contract charge for various administrative expenses that we incur in providing Plan-related services. If we maintain separate records for affiliated Employers at different locations, we also impose a monthly contract charge of $50 (50% of the basic contract charge) for each affiliate. The Plan-related services we provide include, among other services:

   - assistance with preparation of summary plan description documents, plan documents or amendments, and

   - kits for Annual Return/Report (Form 5500 Series) filings and for non-discrimination testing applicable to salary reduction and matching Contributions.

If an Employer elects to use a modified services arrangement under a Contract, we waive the monthly contract charge. We also waive the charge for an Employer for so long as its total Contract assets exceed $1 million and the Employer is using our Hotline system.

PER PARTICIPANT MONTHLY CHARGE. We charge an Employer a monthly charge for each active Participant. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for Participants in excess of 200. We waive this charge for an Employer who elects to use a modified services arrangement under the Contract. We also waive the charge for an Employer for each month in which its total Contract assets exceed $1 million and the Employer is using our Hotline system.

NONVESTED FORFEITURE PROCESSING CHARGE. We impose a charge when a Participant terminates employment and the Participant's Account Balance was partially vested. The charge is equal to the lesser of $50 or the value of the nonvested Account Balance. We deduct the charge from the nonvested portion of your Account Balance before we process the forfeiture in accordance with the Plan. We limit the number of Participants under a Contract for whom we impose the nonvested forfeiture processing charge to 50 in any calendar year.

EXPENSES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

Participants and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own. SEE "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are attached to this Prospectus, contain a complete description of the Underlying Funds' fees and expenses.

               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS
--------------------------------------------------------------------------------

PURCHASE OF A CONTRACT; PARTICIPATION
--------------------------------------------------------------------------------

403(b) THRIFT PLAN CONTRACTS. A Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents such a tax-exempt organization or eligible public school or college or its employees. The Contract must fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code.

401(a) THRIFT PLAN CONTRACTS, INCLUDING 401(k) PLAN CONTRACTS. A 401(a) or 401(k) Thrift Plan Contractholder must be an employer, an employer association or a trust for one or more employers, that has adopted a retirement plan qualifying for special Federal income tax treatment under Section 401(a) of the Code, including Section 401(k). The employer(s) must be in the not-for-profit field (including governmental entities).

PARTICIPATION. Each Plan specifies the eligibility requirements for an employee's participation, which may include requirements for minimum age or years of service. We or the Plan may require you to execute agreements and applications on their prescribed forms, including a salary reduction agreement or payroll deduction agreement with the Employer.

ACCEPTANCE OF INITIAL CONTRIBUTIONS. When we receive your enrollment form and initial Contribution (when required), together with any other necessary information, we will accept them and apply the Contribution to your specified Investment Alternatives, or reject them, within two business days of receipt. If you did not properly complete the enrollment form, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the form. We will accept the Contribution within two business days after we receive the completed enrollment form. If we do not receive a completed enrollment form for you within five business days, we will return the Contribution at the end of that period unless we obtain consent from you to hold the Contribution for a longer period or we notify your Employer on your behalf of the incomplete information. We enter into agreements with Employers that use our electronic processing system for the forwarding of enrollment form information and Contributions to us by the Employers.

PAYMENT OF CONTRIBUTIONS
--------------------------------------------------------------------------------

Your Contributions, if the Plan permits this type of Contributions, are from:

   - salary reduction arrangements under a 403(b) Thrift Plan or 401(k) Thrift Plan, or

   - payroll deductions under a 401(a) Thrift Plan.

When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for trustees, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants, as follows.

   - The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively reasonable but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.

   - An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.

   - Remittances to us of the Employer's Contributions (if any) generally must be made as required by the Plan and permitted by the Code. An Employer's Contributions on your behalf may be subject to a vesting schedule specified in the Plan. An Employer's Contributions, if made, are either:

       DIAMOND"matching", with the Employer contributing a fixed percentage, such as 25%, 50% or 100%, of all or a portion of your Contribution (up to a specified amount), or

       DIAMOND"nonmatching", in an amount the Employer determines, as limited by the Plan and the Code.

We will not accept Contributions for you if you have terminated participation under a Contract or if your Contract has been discontinued. See "Discontinuance of a Contract" below.

MINIMUM. A Plan may provide that your Contributions may not be less than $200 annually.

LIMITS ON CONTRIBUTIONS
--------------------------------------------------------------------------------

Federal tax law limits Participants' and Employers' Contributions. If you or your Employer makes any Contributions in excess of the permitted amounts, then

   - you or your Employer may be subject to tax penalties,

   - the excess may be treated as a forfeiture, and/or

   - the Plan may have to correct the overpayment by distributing the excess Contribution, resulting in taxable income to you. SEE "Federal Tax Information for Participants".

LIMITS FOR 403(b) THRIFT PLANS. Except for a limited catch-up provision, the maximum amount that a Participant may contribute generally is $10,000 for 1999 (indexed for inflation in later years). This limit on voluntary, pre-tax Participant Contributions (or "elective deferrals") is reduced by any other elective deferrals you make for the year to other employer retirement plans, including those of a different employer.

The total of your Contributions and the Employer's Contributions on your behalf for a year cannot exceed the "maximum excludable amount". This amount may be reduced by contributions made to other employer retirement plans. In general terms, the maximum excludable amount for a year is the LESSER of:

   - (a) $30,000, OR (b) 25% of your compensation (before salary reduction contributions), except that compensation for this test is limited to $160,000 for 1999 (to be indexed for inflation in later years), whichever is less, and

   - (a) 20% of your compensation (before salary reduction contributions), multiplied by your years of service, MINUS (b) any amounts contributed and excluded from your gross income for any prior taxable year. (Special rules and exceptions may allow a larger amount.)

You should refer to "Federal Tax Information for Participants--Exclusion of Contributions from Gross Income--403(b) Thrift Plan Contracts" in this Prospectus for a more detailed discussion of applicable Federal tax law limits.

LIMITS FOR THRIFT PLANS UNDER 401(a). Your annual contributions to all qualified defined contribution plans generally are limited to the lesser of $30,000 or 25% of your annual compensation up to $160,000 in 1999 (indexed for inflation in later years). If the Employer makes matching contributions, limits apply to those matching contributions as well. For Thrift Plans subject to Code
Section 401(k), your Contributions are limited to $10,000 for 1999 (to be indexed for inflation in later years). Additional limits may apply to your Contributions based on the Contributions of all participating employees. In addition, all of these limits may be reduced by Contributions you make to other employer retirement plans.

For a Plan that is intended to meet the requirements as a SIMPLE 401(k) Plan, the limit for your Contributions is reduced to $6,000 per year (indexed for inflation for years after 1999), and the Employer is required to make Contributions at specified rates.

ALLOCATION OF CONTRIBUTIONS
--------------------------------------------------------------------------------

You may allocate Contributions among the General Account and the Funds of the Separate Account, except that your Plan may restrict any nonvested portion of your Account Balance to the General Account. The Mid-Cap Equity Index Fund may not be available to Participants in all States, due to state insurance department regulatory filings.

We will allocate a Contribution when we receive it from you or your Employer according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation request currently on file at our home office. Your request for allocation must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Investment Alternatives. The percentages you give us must add up to 100%.

You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your financial and retirement plans.

               YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

ACCUMULATION UNITS IN SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

   - changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

   - Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (SEE "Charges You or Your Employer Will Pay".)

You may refer to "Appendix A: Unit Value Information for the Separate Account Funds" in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time (except for the Mid-Cap Equity Index Fund, which began operations on May 1, 1999).

ACCUMULATION UNIT VALUES FOR TRANSACTIONS
--------------------------------------------------------------------------------

When you allocate Contributions to a Separate Account Fund or transfer Account Balance to a Fund, we credit Accumulation Units to your Account Balance. When you withdraw or transfer Account Balance from a Separate Account Fund, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the deposit or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the New York Stock Exchange on that business day).

We calculate the number of Accumulation Units for a particular Fund by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
--------------------------------------------------------------------------------

YOUR RIGHT TO TRANSFER AMONG INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------

You may transfer all or a portion of your Account Balance among Funds of the Separate Account, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives. We currently do not impose a charge for transfers, but we reserve the right to impose a transfer charge in the future.

YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SPECIFIED PAYMENTS
--------------------------------------------------------------------------------

Your right to withdraw Account Balance is restricted by Federal tax law and the provisions of the applicable Plan. Once you have the right to make withdrawals, you may withdraw all or a portion of your Account Balance. If you are married, your Eligible Spouse usually must consent to any withdrawals. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you.

403(b) THRIFT PLANS AND 401(K) THRIFT PLANS. If you are under age 59 1/2, Federal tax law provisions prohibit you from withdrawing the portion of your Account Balance that is attributable to your own salary reduction Contributions and the earnings on those Contributions, except in certain circumstances, such as death, disability or termination of your employment. If you are under age
59 1/2 and meet certain conditions under the Code, you may be able to withdraw Contributions, but not the earnings on them, if you incur a financial hardship. For 403(b) Thrift Plans, these Federal tax law restrictions on withdrawals do not apply to any of your Contributions made before 1989 and earnings credited before 1989 on your Contributions.

An Employer's Plan may impose restrictions on your ability to withdraw your Contributions or the Employer's Contributions, or both, which are in addition to the Federal tax law restrictions. For example, a Plan may prohibit you from making any withdrawals until you terminate employment, or until you have reached age 59 1/2 or completed 5 years of participation in the Plan. If an Employer's Plan permits you to withdraw the Employer's Contributions before you terminate employment, you may not withdraw any of the Employer's Contributions and earnings thereon that are not fully vested to you.

401(A) THRIFT PLANS. Federal tax law provisions permit you to withdraw Account Balance if your Employer's Plan is a profit-sharing plan and does not permit you to make before-tax Contributions. The withdrawal rules for other Thrift 401(a) Plans are generally the same as the 401(k) Thrift rules described above (except that there are no salary reduction Contributions.") If your Employer's Plan is a defined contribution pension plan (not a profit-sharing plan), then you may not withdraw Account Balance until you terminate employment with the Employer.

An Employer's Plan may impose restrictions on withdrawals, such as prohibiting you from making any withdrawals until you terminate employment, or until you have reached age 59 1/2 or completed 5 years of participation in the Plan. If an Employer's Plan permits you to withdraw the Employer's Contributions before you terminate employment, you may not withdraw any of the Employer's Contributions and earnings thereon that are not fully vested to you.

SPECIFIED PAYMENTS OPTION. If you have reached the age of 59 1/2 or you have terminated employment with your Employer and reached age 55 and you are permitted to make withdrawals under the Plan, you may elect to make partial withdrawals of Account Balance by telling us a set amount to be withdrawn each month, under our Specified Payments Option. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken.

When you are receiving Specified Payments, you and your Employer may continue to make Contributions on your behalf. You also may transfer Account Balance among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

   - your death;

   - our receipt of your written request to change or end the Specified
     Payments;

   - a decline in your Account Balance (or in any Investment Alternative designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or

   - your Annuity Commencement Date.

If you are subject to the minimum distribution rules under the Code, you should ensure that the Specified Payments for the year equal or exceed your minimum required annual distribution. See "Federal Tax Information for Participants--Minimum Required Distributions."

INCOME TAX CONSEQUENCES. You should consider the possible Federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You are taxed at ordinary income tax rates on the portion of the withdrawal that is taxable. A Thrift Plan Participant will not be taxed on the amount of any Contributions made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (SEE "Federal Tax Information for Participants").

PENALTY TAX ON TAXABLE AMOUNT. There is a 10% Federal penalty tax on the taxable amount of your withdrawals, unless you have reached the age of 59 1/2, are disabled or have died, or the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or in certain other circumstances.

OUR RIGHT TO IMPOSE A DEFERRED SALES CHARGE. Currently, we do not impose a contingent deferred sales charge or any other withdrawal charge on withdrawals you make, whether complete or partial. We reserve the right, however, to impose a deferred sales charge or other charges on withdrawals in the future.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
--------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

   - the dollar amount to be taken from each Investment Alternative,

   - for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

   - the percentage of your Account Balance in a particular Investment Alternative to be transferred or withdrawn.

For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

LOANS
--------------------------------------------------------------------------------

We make available to an Employer a loan option. If your Employer elects to adopt the loan provision, you have the right to borrow funds using your Account Balances as collateral. The amount of the loan permitted is governed by Section 72(p) of the Code and the Contract terms. We will transfer an amount sufficient to serve as loan collateral from the Separate Account to the General Account unless you already have allocated the necessary amount of Account Balance to the General Account. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

We will pay a death benefit to your designated Beneficiary upon your death during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your spouse.

We will pay the death benefit after we have received:

   - due proof of your death;

   - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

   - all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. Until then, your Account Balance will remain allocated as it was on the date of death (unless the Beneficiary is the spouse and special rules apply).

FORM OF DEATH BENEFIT PAYMENT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum payment, annuity payments or installment payments. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it.

In addition, Participants must begin taking minimum distributions after they reach a certain age (called the REQUIRED BEGINNING DATE), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. SEE "Federal Tax Information for Participants--Minimum Required Distributions".

In general, any method of distribution that a Beneficiary selects must comply with ONE of the following.

(a) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after the Participant's death, unless we pay the benefit under (b), (c), (d) or (e) below.

(b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of the Participant's death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(c) COMMENCEMENT OF MINIMUM DISTRIBUTIONS. If a Participant dies AFTER reaching the Required Beginning Date, the method of distribution the Beneficiary selects may not be slower than the method of distribution that was in effect before the Participant died.

(d) ALTERNATIVE METHOD OF DISTRIBUTION. If a Beneficiary withdraws the required distribution from another plan of the same type in accordance with applicable IRS regulations, the Beneficiary will not be required to receive a distribution from a 403(b) Thrift Plan under (a), (b) or (c) above.

(e) BENEFICIARY IS THE ELIGIBLE SPOUSE. Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The rules apply for both the five year rule in (a) and the life annuity rule in (b) above. A Beneficiary who is an Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 70 1/2 if still alive.

DISCONTINUANCE OF A CONTRACT
--------------------------------------------------------------------------------

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 31 days after we receive notice of the discontinuance. We may discontinue a Contract, in whole or in part, if

   - the Contractholder does not follow the terms of the Contract, or

   - we determine that a modification of the Contract is necessary to comply with Federal or state requirements, including the Employee Retirement Income Security Act of 1974, as amended, and the Contractholder refuses to accept a substantially similar Contract we offer that incorporates that modification.

Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days' advance notice in which to cure any remediable defaults.

Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

   - the Contractholder may not make any further Contributions, and

   - we may transfer to another insurance company or other financial institution all amounts accumulated under the Contract. A transfer may be made in any manner to which the Contractholder and we agree in writing, and may require the consent of Participants and Beneficiaries. A Participant or Beneficiary who does not consent to the transfer may choose to leave the accumulated amounts on deposit with us, or may withdraw the amount in whole or in part (subject to any Federal tax law restrictions on withdrawals).

WHEN WE MAY POSTPONE PAYMENTS
--------------------------------------------------------------------------------

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

   - The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

   - The Commission by order permits postponement for the protection of Participants; or

   - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

              YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

AMOUNT OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

At your Annuity Commencement Date, we will apply your Account Balance to provide a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your Employer may no longer make Contributions on your behalf. If your Plan permits and subject to its provisions, you may elect to receive your Account Balance by making partial or full withdrawals, including withdrawals under our Specified Payments option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and guarantee their payment, according to the form of annuity you select. The amount of the Annuity Payments depends on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the monthly Annuity Payments, if the form of annuity requires us to make payments for your life or for the lives of you and the joint Annuitant.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. We also guarantee that we will not increase expense charges under the Contracts for the Annuity Payments, regardless of our actual expenses.

We will issue to your Contractholder for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us by you or your Employer.

ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

You must notify us of the Annuity Commencement Date in advance, according to our procedures. You, unless Federal or state law requires otherwise, may elect an Annuity Commencement Date that is your:

   - Normal Retirement Date (generally, when you reach age 65); or

   - Early Retirement Date (up to 10 years before your Normal Retirement
     Date); or

   - Later Retirement Date (any time after your Normal Retirement Date).

AVAILABLE FORMS OF ANNUITY
--------------------------------------------------------------------------------

If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and 66 2/3% Survivor Annuity with your Eligible Spouse as joint Annuitant, unless you, no more than ninety days before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your spouse consents in writing to the form selected. If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a 10 Years Certain and Continuous Annuity as described below, unless you, before the Annuity Commencement Date, select in writing a different annuity form.

You may select a form of annuity from the list below, and in each case you will be the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for monthly Annuity Payments to you Annuitant, continuing until the LATER OF the month of your death and the end of 10 years (the certain period). If you were to die before the end of the 10 year certain period, your Beneficiary will receive the monthly Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH 10 YEAR CERTAIN FORM. This annuity form provides a monthly Annuity Payment during your lifetime and 66 2/3% of that monthly Annuity Payment to the joint Annuitant after your death if the joint annuitant survives you. If both you and the joint Annuitant die before the end of the ten year period, payments continue to the Beneficiary in the amount last paid until the end of the 10 years (the certain period). If a person you have named as your joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.

FULL CASH REFUND FORM. This annuity form provides for monthly Annuity Payments to you, continuing until the month of your death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your Account Balance at the Annuity Commencement Date, we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

OTHER FORMS. In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were due. SEE "Available Forms of Annuity" above.

LUMP SUM PAYMENT FOR SMALL ANNUITY PAYMENTS
--------------------------------------------------------------------------------

If your Account Balance is less than $5,000 (or a higher amount if then current law permits us to use a different amount) when you terminate employment with the Employer, we will pay your Account Balance to you in a single sum payment, and you may not elect to receive Annuity Payments.

                              OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

SCOPE OF PROSPECTUS
--------------------------------------------------------------------------------

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. For more details regarding the General Account, you should refer to the Contract.

GENERAL DESCRIPTION
--------------------------------------------------------------------------------

Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

We guarantee that we will credit interest to Participant Account Balances in the General Account at an effective annual rate of at least 3%. In our sole discretion, we may credit a higher rate of interest to Participant Account Balances in the General Account, although WE ARE NOT OBLIGATED TO CREDIT INTEREST IN EXCESS OF 3% PER YEAR. We will send you notice when we change the current rate. We credit interest daily and compound it annually.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses electronic media, in compliance with our established rules and requirements, for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information.

TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

You may transfer Account Balance to and from the General Account. To the extent permitted by the Code and your Plan, you may withdraw Account Balance from the General Account prior to the Annuity Commencement Date. SEE "Your Right to Transfer Among Investment Alternatives" and "Your Right to Make Withdrawals, including by Specified Payments" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS
--------------------------------------------------------------------------------

CONTACTING MUTUAL OF AMERICA
--------------------------------------------------------------------------------

Participants and Contractholders may send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone, as described below. Our home office address is:

                    Mutual of America Life Insurance Company
                   Mr. Eldon Wonacott, Senior Vice President
                                320 Park Avenue
                            New York, New York 10022

You can check the address of your Regional Office by calling 1-800-468-3785 or by visiting our Web site at www.mutualofamerica.com.

TRANSFERS AND ALLOCATION CHANGES BY TELEPHONE
--------------------------------------------------------------------------------

You may make requests by telephone for transfers of Account Balance among Investment Alternatives or to change the Investment Alternatives to which we will allocate your future Contributions. You may not make withdrawal requests by telephone.

You must use a Personal Identification Number (PIN) to make telephone requests. We mail a PIN to you, and your use of the PIN constitutes agreement to use the PIN in accordance with our rules and requirements. You may call us to change or cancel your PIN. Our toll-free telephone number for requests is 1-800-468-3785.

On any Valuation Day, we will consider requests by telephone that we receive by 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive after 4 p.m. (or the Exchange close) as received the next Valuation Day. We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone.

Although our failure to follow reasonable procedures may result in our liability for any losses due to unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Those procedures are to confirm your Social Security number, check the Personal Identification Number, tape record all telephone transactions and provide written confirmation of telephone transactions.

WHERE YOU SHOULD DIRECT REQUESTS
--------------------------------------------------------------------------------

We receive a request for an allocation change or transfer when you make the request to 1-800-468-3785 or we receive your written request in our Processing Center. The address is:

                    Mutual of America Life Insurance Company
                    Financial Transaction Processing Center
                          1150 Broken Sound Parkway NW
                              Boca Raton, FL 33487

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you should may make a withdrawal request in writing to your Regional Office. You may call our 800 number for the address and phone number of your Regional Office.

You should use our forms to submit written requests to us.

                             ADMINISTRATIVE MATTERS
--------------------------------------------------------------------------------

YEAR 2000 COMPLIANCE
--------------------------------------------------------------------------------

Many of the services that we provide to Participants and Contractholders depend on the proper functioning of our computer and computer-based systems, as well as those of our outside service providers. Many computers cannot distinguish the year 2000 from the year 1900, and this inability potentially could have an adverse impact on the handling of Participant and Contractholder purchase, exchange and redemption transactions, the crediting of Accumulation Units, accounting and other recordkeeping services.

We have performed a comprehensive review of our computer systems, made the necessary modifications or replacements and successfully completed system testing of our in-house software, the largest and most critical project under our Year 2000 program. For the balance of 1999, we will continue to monitor and verify Year 2000 compliance. We also have contacted our vendors and service providers as to the status of their Year 2000 compliance. Vendors and service providers whose systems are material to our operations have indicated they are, or expect to be, Year 2000 compliant. Although we anticipate that our computer systems and those of our providers will be adapted in time for the year 2000, it is possible Year 2000 problems still may occur. We are developing written contingency plans to ensure our business continuity through the year 2000.

CONFIRMATION STATEMENTS TO PARTICIPANTS
--------------------------------------------------------------------------------

We will send you a confirmation statement each time you change your allocation instructions, we receive a new Contribution from or for you, or you transfer any portion of your Account Balance among the Investment Alternatives. A confirmation statement for a new Contribution or transfer of Account Balance may be part of your next quarterly (or monthly, if applicable) account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

You may designate a Beneficiary to receive any payments due to your Beneficiary, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect as of the date we (or your Employer, if applicable) receive notice, whether or not you are living at the time of such receipt. We will not be liable, however, for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If you are married, the Beneficiary will be your Eligible Spouse unless we have received consent from the Eligible Spouse to permit another Beneficiary. The consent must:

   - be in writing,

   - be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative,

   - agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and

   - agree to the designation of a Beneficiary other than your Eligible
     Spouse.

You may not make subsequent Beneficiary designations or selections of forms of annuity benefit unless your Eligible Spouse provides written consent in the same manner.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or upon your death (and the death of the joint Annuitant, if any) during the Annuity Period, we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

   - your spouse; your children; your parents; and your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

CERTAIN ADMINISTRATIVE PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACT. Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required by law.

MODIFICATION OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, without the consent of any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

NON-ALIENATION OF BENEFITS. To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a Federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.

PARTICIPATION IN DIVISIBLE SURPLUS
--------------------------------------------------------------------------------

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings with respect to amounts they allocate to our General Account. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such surplus is within the sole discretion of our Board of Directors.

                    FEDERAL TAX INFORMATION FOR PARTICIPANTS
--------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
--------------------------------------------------------------------------------

THE DESCRIPTION BELOW OF THE CURRENT FEDERAL TAX STATUS AND CONSEQUENCES FOR PARTICIPANTS UNDER THE CONTRACTS IS NOT EXHAUSTIVE AND IS FOR INFORMATION PURPOSES ONLY. TAX PROVISIONS AND REGULATIONS MAY CHANGE AT ANY TIME. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

PAYMENTS UNDER ANNUITY CONTRACTS GENERALLY
--------------------------------------------------------------------------------

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under the Contracts.

The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts.

When you receive a Plan distribution or Annuity Payments, all or part of the payment will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an INVESTMENT IN THE CONTRACT, which generally is the amount of after-tax Contributions that you have made and not previously withdrawn. A Participant in a 403(b) Thrift Plan will not have any investment in the contract. A Participant in a 401(a) Thrift Plan may have an investment in the contract, depending on whether the Plan provides for after-tax Contributions.

The following are general concepts, applicable for the discussion below about specific types of distributions.

   - If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

   - If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

   - The amount you may exclude from gross income each year represents a partial return of your Contributions, if any, that you made with after-tax dollars (I.E., Contributions that you did not deduct or exclude from gross income for the tax year when the Contributions were made).

   - The EXCLUSION RATIO is a method of determining the percentage of Annuity Payments that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

   - The EXPECTED RETURN is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.

WITHDRAWALS. When you withdraw a portion of your Account Balance, the amount withdrawn will be considered to come pro rata from amounts the Employer contributed on your behalf and your Contributions. If you receive amounts (that are not Annuity Payments) under a Contract when you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Balance as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing Account Balances for this purpose.

LUMP SUM PAYMENTS. If you receive a single lump sum payment of the Account Balance, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any. Special income tax treatment may be available if a payment constitutes a "lump sum distribution" made from a retirement plan meeting the requirements of Section 401(a) of the Code.

ANNUITY PAYMENTS. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.

PENALTY TAXES FOR WITHDRAWALS
--------------------------------------------------------------------------------

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on your premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

The taxable amount of a withdrawal before you reach age 59 1/2 is not subject to a penalty tax if:

1.  You have died or become disabled.

2. The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

3. The withdrawals are to pay your medical expenses or those of your spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer's adjusted gross income.) OR

4.  You ended your employment with the Employer after first reaching age 55.

EXCLUSION OF CONTRIBUTIONS FROM GROSS INCOME
--------------------------------------------------------------------------------

403b THRIFT PLAN CONTRACTS. We offer the Contract for TDA Thrift Plans designed to meet the requirements of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:

   - The aggregate Contributions per year for each employee cannot exceed the "exclusion allowance" set forth in Section 403(b)(2) of the Code or, if applicable, the contribution limitation in Section 415(c) of the Code.

   - If you make Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.

Contributions that you may exclude usually are limited to the SMALLEST amount under these provisions. In general, the limitations are as follows:

   - The total Contribution for a year cannot exceed the excess of 20% of the employee's includable compensation (before salary reduction contributions) for that year, multiplied by the employee's years of service, minus any amounts contributed by the Employer and excludable from the employee's gross income for any prior taxable years;

   - The Contributions to the Plan cannot exceed the LESSER of $30,000 or 25% of your includable compensation (before salary reduction contributions), with compensation limited to $160,000 for 1999 (to be indexed for inflation in subsequent years);

   - Your contributions through salary reduction may not exceed $10,000 in 1999 (indexed for inflation in subsequent years). A special "catch-up," available to employees with 15 or more years of service with the same Employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum life-time "catch-up" of $15,000.

Contributions to other employer retirement plans by or for you may reduce the above limits for you. Under certain circumstances, the tax law may allow you to make special elections that would increase the amount of Contributions you may exclude.

401(a) THRIFT PLAN CONTRACTS. You may not exclude or deduct Contributions from your gross income, unless your Plan is subject to Code Section 401(k). For 401(k) plans, you may exclude from gross income your salary reduction Contributions of up to $10,000 in 1999 (indexed for inflation in subsequent years). For SIMPLE 401(k) Plans, that Participant Contribution limit is reduced to $6,000 for 1999 (indexed for inflation in later years).

The total amount of Contributions made by you and by the Employer on your behalf for any year is limited to the lesser of $30,000 or 25% of your includable compensation (but before any salary reduction contributions that are excludable from gross income), with compensation limited to $160,000 for 1999 (indexed for inflation for later years).

Contributions by or for you to other employer retirement plans may reduce the above limits for you.

MINIMUM REQUIRED DISTRIBUTIONS
--------------------------------------------------------------------------------

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions beginning at a certain time (called the REQUIRED BEGINNING DATE) under any of the Plans for which we issue Contracts. For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.

You usually must begin taking distributions of Account Balance by April 1 of the year following the year you reach age 70 1/2, unless you are still employed. A Plan, however, may require you if you are still employed to begin receiving minimum distributions at age 70 1/2. Also, if you are a TDA Plan Participant, you generally are not required to begin taking distributions of any pre-1987 Account Balance until the year after you reach age 75.

You may elect to calculate the required minimum distribution amount by one of several methods, and you should consult a tax adviser in making the election. We will provide explanatory information to Participants before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew. In addition, the Plan may make the minimum payment to you without your consent.

Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. SEE "Our Payment of Account Balance to You or a Beneficiary--Death Benefit Prior to the Annuity Commencement Date".

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT
--------------------------------------------------------------------------------

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes, except in limited circumstances. SEE "Obtaining Tax Advice."

A Beneficiary generally will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

Most withdrawals are subject to automatic 20% federal income tax withholding unless you elect to have us pay the withdrawal directly, as a tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a surviving spouse Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order, except that a surviving spouse Beneficiary may have a direct rollover made to an IRA.

The automatic 20% withholding does not apply to any distribution that is:

   - one of a series of substantially equal periodic payments (not less frequently than annually) made for

       DIAMONDyour life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or

       DIAMONDa specified period of 10 years or more, or

   - a minimum distribution required under Section 401(a)(9) of the Code.

In general, tax withholding at different rates, usually 10%, does apply to such payments, but payees can elect to waive withholding. Death benefit payments to non-spouse Beneficiaries generally cannot be rolled over and are subject to tax withholding at different rates, but such payees generally also can elect to waive withholding. Certain small payments may be exempt from direct rollover and tax withholding rules.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or the Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

            YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Participant who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.
             PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

From time to time, we may include quotations of the YIELD and EFFECTIVE YIELD of the Separate Account's Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of its the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses.

TOTAL RETURN OF FUNDS
--------------------------------------------------------------------------------

From time to time, we include quotations of a Separate Account Fund's TOTAL RETURN in advertisements, sales literature or reports to Participants. Total return figures for a Fund show historical performance of a Fund assuming a hypothetical investment and that amounts under a Contract were allocated to the Underlying Fund when it commenced operations. Total return figures do not indicate future performance.

Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

                     FUNDING AND OTHER CHANGES WE MAY MAKE
--------------------------------------------------------------------------------

We reserve the right to make certain changes to the Separate Account Funds and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required. We may:

   - create new investment funds of the Separate Account at any time;

   - to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one investment fund of the Separate Account to another investment fund;

   - create additional separate accounts or combine any two or more accounts including the Separate Account;

   - transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

   - operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

   - deregister the Separate Account under the 1940 Act; and

   - operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

                     DEFINITIONS WE USE IN THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCOUNT BALANCE--The value of a Participant's Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD--For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT--A measure we use to calculate the value of a Participant's interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.

ANNUITANT--A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant; and a Beneficiary who has elected to receive a death benefit in the form of an annuity may be the Annuitant or name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if the Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE--The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under Federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Balance is used to provide Annuity Payments.

ANNUITY PAYMENTS--A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES)--The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE--The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT--The group variable accumulation annuity contract described in this Prospectus.

CONTRACTHOLDER--An entity to which we have issued a Contract. A Contractholder may be an employer, an association representing employers, or the trustee(s) of a Plan maintained by one or more employers.

CONTRIBUTIONS--Amounts contributed from time to time under a Contract.

ELIGIBLE SPOUSE--The person to whom a Participant or Annuitant is legally married.

EMPLOYER--An employer that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees.

FIDELITY PORTFOLIOS--The Equity-Income Portfolio of the Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II.

FUND OF THE SEPARATE ACCOUNT (OR FUND)--One of the subaccounts of the Separate Account. Each Fund is named for the Underlying Fund in which it invests.

GENERAL ACCOUNT--Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the INTEREST ACCUMULATION ACCOUNT, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

INVESTMENT ALTERNATIVES--The General Account and the Funds of the Separate Account. You may allocate your Contributions and transfer your Account Balance among the Investment Alternatives, subject to any limitations under your Plan.

INVESTMENT COMPANY--Mutual of America Investment Corporation.

NON-VESTED ACCOUNT BALANCE--The portion of your Account Balance attributable to your Employer's Contributions on your behalf, and earning on those Contributions, that under your Plan would belong to your Employer if you leave employment before a certain period of time after the Contributions were made.

PARTICIPANT--An employee or former employee who participates in a Plan and for whom we have received Contributions.

PLAN--An Employer-sponsored retirement savings plan (or THRIFT plan) for which we issue a Contract, which usually permits employees to make voluntary Contributions. A Plan must satisfy the requirements of:

(1) Code Section 403(b), in which case it is called a 403(b) THRIFT plan; or

(2) Code Section 401(a), including a plan that meets the requirements of Section 401(k), in which case it is called a 401(a) THRIFT or a 401(k) THRIFT plan.

(3) Code Section 401(a) or 403(b) for certain defined contribution pension or profit-sharing plans that do not permit employee contributions.

SCUDDER PORTFOLIOS--The following three portfolios of the Scudder Variable Life Investment Fund: the Capital Growth Portfolio, the Bond Portfolio and the International Portfolio.

SEPARATE ACCOUNT--Mutual of America Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

UNDERLYING FUNDS--The funds or portfolios that are invested in by the Separate Account Funds.

VALUATION DAY--Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD--A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day. We, us, our, Mutual of America--Refer to Mutual of America Life Insurance Company.

WE, US, OUR, MUTUAL OF AMERICA--Refer to Mutual of America Life Insurance
Company.

YOU, YOUR--Refer to a Participant.

                    OUR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contracts and our operations.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of the Contracts               Legal Proceedings
Calculation of Accumulation Unit Values     Legal Matters
Yield and Performance Information           Experts
Safekeeping of Separate Account Assets      Additional Information
State Regulation                            Financial Statements
Periodic Reports

HOW TO OBTAIN A STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may receive a copy of the Statement of Additional Information at no charge by calling (212) 224-1600 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.

(PLEASE CUT HERE)
--------------------------------------------------------------------------------

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 1999 for the Thrift Plan Contract offered by Mutual of America. My name and address are as follows:

--------------------------------------------------------------------------------
               Name

--------------------------------------------------------------------------------
               Street Address

--------------------------------------------------------------------------------
               City              State                  Zip

                 (This page has been left blank intentionally.)

                                   APPENDIX A
             UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS
--------------------------------------------------------------------------------

The tables below show changes in Accumulation Unit values and in the number of units outstanding for each Separate Account Fund for the period from the commencement of operations of that Fund to December 31, 1998. (The Mid-Cap Equity Index Fund is not included because it began operations on May 1, 1999.) Arthur Andersen LLP, the Funds' independent auditor, has audited the information below for each of the years in the seven year period ended December 31, 1998. The Funds' previous auditor audited information for each of the years in the period ended December 31, 1991.

Accumulation Unit values are calculated from the net asset values of the Underlying Funds. The All America Fund (previously called the Stock Fund) of the Investment Company changed its name and its investment objectives and policies and added subadvisers on May 1, 1994. Prior to January 1, 1998, the Calvert Social Balanced Portfolio was known as the Calvert Responsibly Invested Balanced Portfolio, and prior to May 1, 1995, that Portfolio was known as the Calvert Socially Responsible Series and had a different subadviser. Before May 1, 1997, the American Century VP Capital Appreciation Fund was called the TCI Growth Fund.

                                                          INVESTMENT COMPANY MONEY MARKET FUND
                           --------------------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year/period.............  $   1.87  $   1.80  $   1.72  $   1.68  $   1.65  $   1.62  $   1.54  $   1.44  $   1.33  $   1.25
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 year/period.............  $   1.95  $   1.87  $   1.80  $   1.72  $   1.68  $   1.65  $   1.62  $   1.54  $   1.44  $   1.33
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of year/period..........    16,831    17,511    17,502    17,653    15,815    16,545    15,656    13,972     8,570     4,870
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                          INVESTMENT COMPANY ALL AMERICA FUND
                           --------------------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year/period.............  $   5.39  $   4.52  $   3.35  $   3.36  $   3.03  $   2.97  $   2.41  $   2.47  $   1.98  $   1.82
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 year/period.............  $   6.76  $   5.39  $   4.52  $   3.35  $   3.36  $   3.03  $   2.97  $   2.41  $   2.47  $   1.98
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of year/period..........    51,312    49,798    43,620    38,669    36,510    32,352    26,173    20,973    20,157    20,064
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                              INVESTMENT COMPANY BOND FUND
                           --------------------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year/period.............  $   2.75  $   2.69  $   2.28  $   2.39  $   2.13  $   1.99  $   1.73  $   1.67  $   1.49  $   1.40
Unit value, end of
 year/period.............  $   3.00  $   2.75  $   2.69  $   2.28  $   2.39  $   2.13  $   1.99  $   1.73  $   1.67  $   1.49
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of year/period..........    12,671    12,548    12,083    10,601    12,244     9,203     6,152     5,235     4,164     3,057
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                           INVESTMENT COMPANY COMPOSITE FUND
                           --------------------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year/period.............  $   3.75  $   3.39  $   2.82  $   2.95  $   2.55  $   2.43  $   2.08  $   2.04  $   1.73  $   1.60
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 year/period.............  $   4.36  $   3.75  $   3.39  $   2.82  $   2.95  $   2.55  $   2.43  $   2.08  $   2.04  $   1.73
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of year/period..........    61,359    66,715    70,558    73,239    71,215    50,944    43,115    37,461    32,716    29,436
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

                                          INVESTMENT COMPANY                                INVESTMENT COMPANY
                                          EQUITY INDEX FUND                                SHORT-TERM BOND FUND
                           ------------------------------------------------  ------------------------------------------------
                             1997      1996      1995      1994     1993*      1997      1996      1995      1994     1993*
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year/period.............  $   1.72  $   1.42  $   1.05  $   1.05  $  1.00   $   1.14  $   1.10  $   1.03  $   1.03  $  1.00
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $   2.26  $   1.72  $   1.42  $   1.05  $  1.05   $   1.19  $   1.14  $   1.10  $   1.03  $  1.03
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............    68,462    35,660    17,109     4,644    2,135      2,355     2,129     1,447     1,132      747
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------  --------

                                          INVESTMENT COMPANY                           INVESTMENT COMPANY
                                          MID-TERM BOND FUND                         AGGRESSIVE EQUITY FUND
                           ------------------------------------------------  --------------------------------------
                             1997      1996      1995      1994     1993*      1997      1996      1995     1994*
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $   1.19  $   1.16  $   1.01  $   1.06  $  1.00   $   1.80  $   1.43  $   1.05  $   1.00
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $   1.26  $   1.19  $   1.16  $   1.01  $  1.06   $   2.15  $   1.80  $   1.43  $   1.05
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............     4,478     3,828     2,848     1,444    1,411     71,468    49,800    20,858     9,145
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                              SCUDDER BOND FUND
                           ----------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $  11.48  $  11.30  $   9.69  $  10.32  $   9.30  $   8.78  $   7.54  $   7.05  $   6.39
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $  12.37  $  11.48  $  11.30  $   9.69  $  10.32  $   9.30  $   8.78  $   7.54  $   7.05
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............     1,484     1,362     1,269     1,169     1,277     1,053       600       354       221
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                         SCUDDER CAPITAL GROWTH FUND
                           ----------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $  22.11  $  18.64  $  14.67  $  16.46  $  13.80  $  13.09  $   9.48  $  10.35  $   8.53
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $  29.64  $  22.11  $  18.64  $  14.67  $  16.46  $  13.80  $  13.09  $   9.48  $  10.35
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............    11,094     9,266     8,556     8,121     6,582     3,698     2,138     1,103       844
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

                                                          SCUDDER INTERNATIONAL FUND
                           ----------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $  13.43  $  11.85  $  10.80  $  11.06  $   8.13  $   8.48  $   7.68  $   8.41  $   6.14
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $  14.46  $  13.43  $  11.85  $  10.80  $  11.06  $   8.13  $   8.48  $   7.68  $   8.41
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............     8,205     7,688     7,269     8,610     5,400     2,262     1,849     1,644       721
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

                                   FIDELITY VIP                FIDELITY VIP II               FIDELITY VIP II
                                EQUITY-INCOME FUND               CONTRA FUND                ASSET MANAGER FUND
                           ----------------------------  ----------------------------  ----------------------------
                             1997      1996     1995*      1997      1996     1995*      1997      1996     1995*
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $  21.93  $  19.43  $  16.30  $  16.59  $  13.85  $  11.43  $  17.72  $  15.66  $  14.04
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $  27.77  $  21.93  $  19.43  $  20.36  $  16.59  $  13.85  $  21.14  $  17.72  $  15.66
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............     3,451     2,342       728     5,656     3,880     1,792     1,150       613       184
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

                                               CALVERT SOCIAL BALANCED FUND
                           --------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992     1991*
                           --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $   2.23  $   2.01  $   1.57  $   1.64  $  1.54   $  1.44   $  1.32
                           --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $   2.65  $   2.23  $   2.01  $   1.57  $  1.64   $  1.54   $  1.44
                           --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............    12,479    10,713     7,849     5,986    5,151     2,742       678
                           --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------

                                                AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                           ----------------------------------------------------------------------------------------
                             1997      1996      1995      1994      1993      1992      1991      1990      1989
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, beginning of
 year....................  $  11.53  $  12.18  $   9.39  $   9.61  $   8.81  $   9.01  $   6.40  $   6.53  $   5.11
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Unit value, end of
 period..................  $  11.04  $  11.53  $  12.18  $   9.39  $   9.61  $   8.81  $   9.01  $   6.40  $   6.53
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
Thousands of accumulation
 units outstanding, end
 of period...............     4,510     7,264     8,061     6,361     5,946     5,280     3,056     1,518       791
                           --------  --------  --------  --------  --------  --------  --------  --------  --------
                           --------  --------  --------  --------  --------  --------  --------  --------  --------

* The dates the Funds of the Separate Account commenced operation are as follows: Investment Company Money Market, All America, Bond and Composite Funds--January 1, 1985; Scudder Capital Growth, Bond and International Funds and American Century VP Capital Appreciation Fund-- January 3, 1989; Calvert Social Balanced Fund--May 13, 1991; Investment Company Equity Index, Short-Term Bond and Mid-Term Bonds Funds--February 5, 1993; Investment Company Aggressive Equity Fund--May 2, 1994; Fidelity VIP Equity-Income Fund and Fidelity VIP II Contra and Asset Manager Funds--May 1, 1995; and Investment Company Mid-Cap Equity Index Fund--May 1, 1999.

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                FOR THRIFT PLAN
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS

                                   Issued By
                    MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                    320 Park Avenue New York, New York 10022

                                  Through its
                             SEPARATE ACCOUNT NO. 2
     ---------------------------------------------------------------------

This Statement of Additional Information expands upon subjects we discuss in the current Prospectus for the Thrift Plan Contract (CONTRACT) that we offer.

You may obtain a copy of the Prospectus, dated May 1, 1999, by calling (212) 224-1600, or by to us at 320 Park Avenue, New York, New York 10022. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND YOU SHOULD READ IT IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                       ---------
Distribution of the Contracts........................................          2
Calculation of Accumulation Unit Values..............................          2
Yield and Performance Information....................................          2
Safekeeping of Separate Account Assets...............................          6
State Regulation.....................................................          6
Periodic Reports.....................................................          7
Legal Proceedings....................................................          7
Legal Matters........................................................          7
Experts..............................................................          8
Additional Information...............................................          8
Financial Statements.................................................          8

--------------------------------------------------------------------------------

DATED: MAY 1, 1999

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS
--------------------------------------------------------------------------------

(a) Financial Statements

Financial statements for 1998 for Mutual of American Separate Account No. 2 and Mutual of America Life Insurance Company will be included in a Post-Effective Amendment to this Registration Statement to be filed in April 1999.

(b) Exhibits

        10. Powers of Attorney

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR
--------------------------------------------------------------------------------

                                                                            POSITIONS AND
                                                                            OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS                                           DEPOSITOR
-----------------------------------------------------------------------  -------------------
Clifford L. Alexander, Jr.
  Washington, D.C.                                                            Director
Patricia A. Cahill
  Denver, Colorado                                                            Director
Roselyn P. Epps, M.D.
  Bethesda, Maryland                                                          Director
Dudley H. Hafner
  Dallas, Texas                                                               Director
Earle H. Harbison, Jr.
  St. Louis, Missouri                                                         Director
Frances R. Hesselbein
  New York, New York                                                          Director
William Kahn
  St. Louis, Missouri                                                         Director
LaSalle D. Leffall, Jr., M.d.
  Washington, D.C.                                                            Director
Michael A. Pelavin
  Flint, Michigan                                                             Director
Fioravante G. Perotta
  New York, New York                                                          Director
Francis H. Schott
  New York, New York                                                          Director
O. Stanley Smith, Jr.
  Columbia, South Carolina                                                    Director
Sheila M. Smythe
  Valhalla, New York                                                          Director
Elie Wiesel
  New York, New York                                                          Director

                               OFFICERS-DIRECTORS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
William J. Flynn                     Chairman of the Board
Thomas J. Moran                      President and Chief Executive Officer
Manfred Altstadt                     Senior Executive Vice President and Chief Financial Officer
Patrick A. Burns                     Senior Executive Vice President and General Counsel
Salvatore R. Curiale                 Senior Executive Vice President, Technical Operations

                                 OTHER OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
Diane M. Aramony                     Senior Vice President, Corporate Secretary and Assistant to the Chairman
Meyer Baruch                         Senior Vice President, State Compliance and Government Regulations, since
                                      July 1996; prior thereto, Assistant Chief of the Life Insurance and
                                      Companies Bureau of the New York State Insurance Department
Deborah Swinford Becker              Senior Vice President and Associate General Counsel
Nicholas A. Branchina                Senior Vice President and Associate Treasurer
William Breneisen                    Executive Vice President, Office of Technology
Jeremy J. Brown                      Executive Vice President and Chief Actuary, since April, 1997; prior thereto, Consulting Actuary with Williman & Robertson
Allen J. Bruckheimer                 Senior Vice President and Associate Treasurer
Patrick Burke                        Senior Vice President, Special Markets
Sean Carroll                         Senior Vice President, Facilities Management, since March 1998; prior thereto, Vice President
William S. Conway                    Executive Vice President, Marketing and Corporate Communications
William A. DeMilt                    Executive Vice President, Real Estate Management
Warren A. Essner                     Senior Vice President, Corporate Services
James E. Flynn                       Senior Vice President, Marketing
Michael Gallagher                    Senior Vice President, Direct Response and Technical Communications
  Boca Raton, FL
Harold J. Gannon                     Senior Vice President, Corporate Tax
Gordon Gaspard                       Senior Vice President, Technical Services
Robert Giaquinto                     Senior Vice President, MIS Operations
Thomas E. Gilliam                    Executive Vice President and Assistant to the President and Chief Executive
                                      Officer
John R. Greed                        Executive Vice President and Treasurer since May 1997; Senior Vice
                                      President and Deputy Treasurer, July 1996 to May 1997, prior thereto, partner, Arthur Andersen LLP
Thomas A. Harwood                    Senior Vice President, Competition and Asset Retention
Sandra Hersko                        Senior Vice President, Technical Administration
Edward J. T. Kenney                  Senior Vice President and Assistant to the President and Chief Executive
                                      Officer
Gregory A. Kleva, Jr.                Executive Vice President and Deputy General Counsel
Robert Kordecki                      Senior Vice President, National Accounts
Stanley M. Lenkowicz                 Senior Vice President and Deputy General Counsel
Daniel LeSaffre                      Senior Vice President, Human Resources and Training since January 1999;
                                      prior thereto, FBI
Robert W. Maull                      Senior Vice President and Corporate Actuary
George L. Medlin                     Executive Vice president, Internal Audit, since March 1998, prior thereto,
                                      Senior Vice President
Lynn N. Nadler                       Senior Vice President, Training--Boca
  Boca Raton, FL

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------  ---------------------------------------------------------------------------
Roger F. Napoleon                    Senior Vice President and Associate General Counsel
James C. Peterson                    Senior Vice President, Training--New York and Leadership Development
William Rose                         Senior Vice President, Field Operations
Dennis J. Routledge                  Senior Vice President, LAN/Telecommunications
Robert W. Ruane                      Senior Vice President, Corporate Communications and Direct Response
William G. Shannon                   Senior Vice President, Individual Financial Planning
Walter W. Siegel                     Senior Vice President and Actuary
Joan M. Squires                      Senior Vice President, Business Applications
Eldon Wonacott                       Senior Vice President, Field Administration
Raymond Yeager                       Senior Vice President, MIS Operations
  Boca Raton, FL

The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

ITEM 27.  NUMBER OF HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

As of March 31, 1998, there were        Participants in Separate Account No. 2,
     of whom were attributable to Contracts registered under SEC File No.
2-90201;      of whom were attributable to Contracts registered under SEC File
No. 33-11023; and      of whom were attributable to Contracts registered under
SEC File No. 33-5609. [To be completed by Post-Effective Amendment]

ITEM 32.  UNDERTAKINGS
--------------------------------------------------------------------------------

The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, the State of New York, the 1st day of March, 1999.

                                MUTUAL OF AMERICA SEPARATE
                                ACCOUNT NO. 2 (REGISTRANT)

                                MUTUAL OF AMERICA LIFE
                                INSURANCE COMPANY (DEPOSITOR)

                                By:             /s/ MANFRED ALTSTADT
                                      ----------------------------------------
                                                  Manfred Altstadt
                                        SENIOR EXECUTIVE VICE PRESIDENT AND
                                              CHIEF FINANCIAL OFFICER

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 1, 1999.

          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Chairman of the Board;
       William J. Flynn           Director

                                Chief Executive Officer
              *                   and
------------------------------    President; Director
       Thomas J. Moran            (Principal
                                  Executive Officer)

                                Senior Executive Vice
                                  President
     /s/ MANFRED ALTSTADT         and Chief Financial
------------------------------    Officer;
       Manfred Altstadt           Director (Principal
                                  Financial
                                  and Accounting Officer)

              *
------------------------------  Director
  Clifford L. Alexander, Jr.

                                Senior Executive Vice
              *                   President
------------------------------    and General Counsel;
       Patrick A. Burns           Director

              *
------------------------------  Director
      Patricia A. Cahill

              *                 Senior Executive Vice
------------------------------    President, Technical
     Salvatore R. Curiale         Operations; Director

              *
------------------------------  Director
    Roselyn P. Epps, M.D.

              *
------------------------------  Director
       Dudley H. Hafner

          SIGNATURE                       TITLE
------------------------------  --------------------------

              *
------------------------------  Director
    Earle H. Harbison, Jr.

              *
------------------------------  Director
    Frances R. Hesselbein

              *
------------------------------  Director
         William Kahn

              *
------------------------------  Director
LaSalle D. Leffall, Jr., M.D.

              *
------------------------------  Director
      Michael A. Pelavin

              *
------------------------------  Director
    Fioravante G. Perrotta

              *
------------------------------  Director
      Francis H. Schott

              *
------------------------------  Director
    O. Stanley Smith, Jr.

              *
------------------------------  Director
       Sheila M. Smythe

              *
------------------------------  Director
         Elie Wiesel

*By:    /s/ MANFRED ALTSTADT
      -------------------------
          Manfred Altstadt
          ATTORNEY-IN-FACT